3. Investment in associates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Investment in associates	$ 3,450,569	$ 3,074,088
Share of the profit of associates	$ 1,113,297	$ 1,652,445	$ 1,804,460
Associate 1
Disclosure of associates [line items]
Name of associate	Termoeléctrica José de San Martin S.A.	Termoeléctrica José de San Martin S.A.	Termoeléctrica José de San Martin S.A.
Investment in associates	$ 64,947	$ 85,365
Share of the profit of associates	$ 45,936	$ 55,244	$ 50,463
Associate 2
Disclosure of associates [line items]
Name of associate	Termoeléctrica Manuel Belgrano S.A.	Termoeléctrica Manuel Belgrano S.A.	Termoeléctrica Manuel Belgrano S.A.
Investment in associates	$ 69,836	$ 75,590
Share of the profit of associates	$ 44,762	$ 44,958	$ 53,506
Associate 3
Disclosure of associates [line items]
Name of associate	ECOGAS Group (Note 3.2)	ECOGAS Group (Note 3.2)	ECOGAS Group (Note 3.2)
Investment in associates	$ 3,219,803	$ 2,810,346
Share of the profit of associates	$ 1,021,975	$ 1,555,590	$ 1,117,929
Associate 4
Disclosure of associates [line items]
Name of associate	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.
Investment in associates	$ 95,879	$ 102,574
Share of the profit of associates	$ (6,695)	$ (4,040)	$ 582,119
Associate 5
Disclosure of associates [line items]
Name of associate	Others	Others	Others
Investment in associates	$ 104	$ 213
Share of the profit of associates	$ 7,319	$ 693	$ 443